                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                             AIM PREMIER EQUITY FUND

                        Supplement dated April 19, 2004
                      to the Prospectus dated May 1, 2003
    as supplemented August 14, 2003, September 30, 2003, November 10, 2003,
            December 5, 2003, December 16, 2003 and January 16, 2004


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."
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                          INSTITUTIONAL CLASS SHARES OF

                                AIM BALANCED FUND
                             AIM PREMIER EQUITY FUND

                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
      as supplemented August 14, 2003, November 10, 2003, December 5, 2003
            December 15, 2003, December 16, 2003 and January 16, 2004


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - PREMIER EQUITY" on page 5 of the Prospectus:

         o "Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."